LONG-TERM DEBT - 2017 Notes (Details) $ in Thousands	Jun. 29, 2017 USD ($)
2017 Notes
LONG-TERM DEBT
Principal	$ 300,000
Series.. A
LONG-TERM DEBT
Principal	$ 40,000
Interest rate	4.42%
Series.. B
LONG-TERM DEBT
Principal	$ 100,000
Interest rate	4.64%
Series. C.
LONG-TERM DEBT
Principal	$ 150,000
Interest rate	4.74%
Series D
LONG-TERM DEBT
Principal	$ 10,000
Interest rate	4.89%